Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2022
Entity Registrant Name	MFS® SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2022
Document Effective Date	Sep. 28, 2022
Prospectus Date	Sep. 28, 2022
MFS Aggressive Growth Allocation Fund | R6
Prospectus:
Trading Symbol	AGGPX
MFS Aggressive Growth Allocation Fund | A
Prospectus:
Trading Symbol	MAAGX
MFS Aggressive Growth Allocation Fund | R4
Prospectus:
Trading Symbol	MAALX
MFS Aggressive Growth Allocation Fund | B
Prospectus:
Trading Symbol	MBAGX
MFS Aggressive Growth Allocation Fund | C
Prospectus:
Trading Symbol	MCAGX
MFS Aggressive Growth Allocation Fund | I
Prospectus:
Trading Symbol	MIAGX
MFS Aggressive Growth Allocation Fund | R1
Prospectus:
Trading Symbol	MAAFX
MFS Aggressive Growth Allocation Fund | R2
Prospectus:
Trading Symbol	MAWAX
MFS Aggressive Growth Allocation Fund | R3
Prospectus:
Trading Symbol	MAAHX
MFS Blended Research Growth Equity Fund | A
Prospectus:
Trading Symbol	BRWAX
MFS Blended Research Growth Equity Fund | B
Prospectus:
Trading Symbol	BRWBX
MFS Blended Research Growth Equity Fund | C
Prospectus:
Trading Symbol	BRWCX
MFS Blended Research Growth Equity Fund | I
Prospectus:
Trading Symbol	BRWJX
MFS Blended Research Growth Equity Fund | R1
Prospectus:
Trading Symbol	BRWRX
MFS Blended Research Growth Equity Fund | R2
Prospectus:
Trading Symbol	BRWSX
MFS Blended Research Growth Equity Fund | R3
Prospectus:
Trading Symbol	BRWTX
MFS Blended Research Growth Equity Fund | R4
Prospectus:
Trading Symbol	BRWUX
MFS Blended Research Growth Equity Fund | R6
Prospectus:
Trading Symbol	BRWVX
MFS Blended Research Small Cap Equity Fund | A
Prospectus:
Trading Symbol	BRSDX
MFS Blended Research Small Cap Equity Fund | B
Prospectus:
Trading Symbol	BRSBX
MFS Blended Research Small Cap Equity Fund | C
Prospectus:
Trading Symbol	BRSHX
MFS Blended Research Small Cap Equity Fund | I
Prospectus:
Trading Symbol	BRSJX
MFS Blended Research Small Cap Equity Fund | R1
Prospectus:
Trading Symbol	BRSPX
MFS Blended Research Small Cap Equity Fund | R2
Prospectus:
Trading Symbol	BRSSX
MFS Blended Research Small Cap Equity Fund | R3
Prospectus:
Trading Symbol	BRSTX
MFS Blended Research Small Cap Equity Fund | R4
Prospectus:
Trading Symbol	BRSUX
MFS Blended Research Small Cap Equity Fund | R6
Prospectus:
Trading Symbol	BRSYX
MFS Blended Research Mid Cap Equity Fund | A
Prospectus:
Trading Symbol	BMSFX
MFS Blended Research Mid Cap Equity Fund | B
Prospectus:
Trading Symbol	BMSBX
MFS Blended Research Mid Cap Equity Fund | C
Prospectus:
Trading Symbol	BMSDX
MFS Blended Research Mid Cap Equity Fund | I
Prospectus:
Trading Symbol	BMSLX
MFS Blended Research Mid Cap Equity Fund | R1
Prospectus:
Trading Symbol	BMSRX
MFS Blended Research Mid Cap Equity Fund | R2
Prospectus:
Trading Symbol	BMSSX
MFS Blended Research Mid Cap Equity Fund | R3
Prospectus:
Trading Symbol	BMSTX
MFS Blended Research Mid Cap Equity Fund | R4
Prospectus:
Trading Symbol	BMSVX
MFS Blended Research Mid Cap Equity Fund | R6
Prospectus:
Trading Symbol	BMSYX
MFS Blended Research Value Equity Fund | A
Prospectus:
Trading Symbol	BRUDX
MFS Blended Research Value Equity Fund | B
Prospectus:
Trading Symbol	BRUEX
MFS Blended Research Value Equity Fund | C
Prospectus:
Trading Symbol	BRUGX
MFS Blended Research Value Equity Fund | I
Prospectus:
Trading Symbol	BRUHX
MFS Blended Research Value Equity Fund | R1
Prospectus:
Trading Symbol	BRUJX
MFS Blended Research Value Equity Fund | R2
Prospectus:
Trading Symbol	BRUKX
MFS Blended Research Value Equity Fund | R3
Prospectus:
Trading Symbol	BRULX
MFS Blended Research Value Equity Fund | R4
Prospectus:
Trading Symbol	BRUMX
MFS Blended Research Value Equity Fund | R6
Prospectus:
Trading Symbol	BRUNX
MFS Conservative Allocation Fund | B
Prospectus:
Trading Symbol	MACBX
MFS Conservative Allocation Fund | C
Prospectus:
Trading Symbol	MACVX
MFS Conservative Allocation Fund | I
Prospectus:
Trading Symbol	MACIX
MFS Conservative Allocation Fund | R1
Prospectus:
Trading Symbol	MACKX
MFS Conservative Allocation Fund | R2
Prospectus:
Trading Symbol	MCARX
MFS Conservative Allocation Fund | R3
Prospectus:
Trading Symbol	MACNX
MFS Conservative Allocation Fund | R6
Prospectus:
Trading Symbol	MACQX
MFS Conservative Allocation Fund | A
Prospectus:
Trading Symbol	MACFX
MFS Conservative Allocation Fund | R4
Prospectus:
Trading Symbol	MACJX
MFS Emerging Markets Equity Fund | A
Prospectus:
Trading Symbol	MEMAX
MFS Emerging Markets Equity Fund | B
Prospectus:
Trading Symbol	MEMBX
MFS Emerging Markets Equity Fund | C
Prospectus:
Trading Symbol	MEMCX
MFS Emerging Markets Equity Fund | I
Prospectus:
Trading Symbol	MEMIX
MFS Emerging Markets Equity Fund | R1
Prospectus:
Trading Symbol	MEMRX
MFS Emerging Markets Equity Fund | R2
Prospectus:
Trading Symbol	MEMFX
MFS Emerging Markets Equity Fund | R3
Prospectus:
Trading Symbol	MEMGX
MFS Emerging Markets Equity Fund | R4
Prospectus:
Trading Symbol	MEMHX
MFS Emerging Markets Equity Fund | R6
Prospectus:
Trading Symbol	MEMJX
MFS Growth Allocation Fund | A
Prospectus:
Trading Symbol	MAGWX
MFS Growth Allocation Fund | R4
Prospectus:
Trading Symbol	MAGJX
MFS Growth Allocation Fund | B
Prospectus:
Trading Symbol	MBGWX
MFS Growth Allocation Fund | C
Prospectus:
Trading Symbol	MCGWX
MFS Growth Allocation Fund | I
Prospectus:
Trading Symbol	MGWIX
MFS Growth Allocation Fund | R1
Prospectus:
Trading Symbol	MAGMX
MFS Growth Allocation Fund | R2
Prospectus:
Trading Symbol	MGALX
MFS Growth Allocation Fund | R3
Prospectus:
Trading Symbol	MAGEX
MFS Growth Allocation Fund | R6
Prospectus:
Trading Symbol	MAGQX
MFS International Diversification Fund | A
Prospectus:
Trading Symbol	MDIDX
MFS International Diversification Fund | R4
Prospectus:
Trading Symbol	MDITX
MFS International Diversification Fund | B
Prospectus:
Trading Symbol	MDIFX
MFS International Diversification Fund | C
Prospectus:
Trading Symbol	MDIGX
MFS International Diversification Fund | I
Prospectus:
Trading Symbol	MDIJX
MFS International Diversification Fund | R1
Prospectus:
Trading Symbol	MDIOX
MFS International Diversification Fund | R2
Prospectus:
Trading Symbol	MDIKX
MFS International Diversification Fund | R3
Prospectus:
Trading Symbol	MDIHX
MFS International Diversification Fund | R6
Prospectus:
Trading Symbol	MDIZX
MFS International Growth Fund | A
Prospectus:
Trading Symbol	MGRAX
MFS International Growth Fund | B
Prospectus:
Trading Symbol	MGRBX
MFS International Growth Fund | C
Prospectus:
Trading Symbol	MGRCX
MFS International Growth Fund | I
Prospectus:
Trading Symbol	MQGIX
MFS International Growth Fund | R6
Prospectus:
Trading Symbol	MGRDX
MFS International Growth Fund | R4
Prospectus:
Trading Symbol	MGRVX
MFS International Growth Fund | R1
Prospectus:
Trading Symbol	MGRRX
MFS International Growth Fund | R2
Prospectus:
Trading Symbol	MGRQX
MFS International Growth Fund | R3
Prospectus:
Trading Symbol	MGRTX
MFS International Intrinsic Value Fund | A
Prospectus:
Trading Symbol	MGIAX
MFS International Intrinsic Value Fund | B
Prospectus:
Trading Symbol	MGIBX
MFS International Intrinsic Value Fund | C
Prospectus:
Trading Symbol	MGICX
MFS International Intrinsic Value Fund | I
Prospectus:
Trading Symbol	MINIX
MFS International Intrinsic Value Fund | R6
Prospectus:
Trading Symbol	MINJX
MFS International Intrinsic Value Fund | R1
Prospectus:
Trading Symbol	MINRX
MFS International Intrinsic Value Fund | R2
Prospectus:
Trading Symbol	MINFX
MFS International Intrinsic Value Fund | R3
Prospectus:
Trading Symbol	MINGX
MFS International Intrinsic Value Fund | R4
Prospectus:
Trading Symbol	MINHX
MFS International Large Cap Value Fund | R6
Prospectus:
Trading Symbol	MKVHX
MFS International Large Cap Value Fund | R4
Prospectus:
Trading Symbol	MKVGX
MFS International Large Cap Value Fund | R3
Prospectus:
Trading Symbol	MKVFX
MFS International Large Cap Value Fund | A
Prospectus:
Trading Symbol	MKVBX
MFS International Large Cap Value Fund | R1
Prospectus:
Trading Symbol	MKVDX
MFS International Large Cap Value Fund | I
Prospectus:
Trading Symbol	MKVIX
MFS International Large Cap Value Fund | C
Prospectus:
Trading Symbol	MKVCX
MFS International Large Cap Value Fund | R2
Prospectus:
Trading Symbol	MKVEX
MFS Managed Wealth Fund | A
Prospectus:
Trading Symbol	MNWAX
MFS Managed Wealth Fund | B
Prospectus:
Trading Symbol	MNWBX
MFS Managed Wealth Fund | C
Prospectus:
Trading Symbol	MNWCX
MFS Managed Wealth Fund | I
Prospectus:
Trading Symbol	MNWIX
MFS Managed Wealth Fund | R1
Prospectus:
Trading Symbol	MNWRX
MFS Managed Wealth Fund | R2
Prospectus:
Trading Symbol	MNWSX
MFS Managed Wealth Fund | R3
Prospectus:
Trading Symbol	MNWTX
MFS Managed Wealth Fund | R4
Prospectus:
Trading Symbol	MNWUX
MFS Managed Wealth Fund | R6
Prospectus:
Trading Symbol	MNWZX
MFS Moderate Allocation Fund | R6
Prospectus:
Trading Symbol	MAMPX
MFS Moderate Allocation Fund | A
Prospectus:
Trading Symbol	MAMAX
MFS Moderate Allocation Fund | R4
Prospectus:
Trading Symbol	MAMJX
MFS Moderate Allocation Fund | B
Prospectus:
Trading Symbol	MMABX
MFS Moderate Allocation Fund | C
Prospectus:
Trading Symbol	MMACX
MFS Moderate Allocation Fund | I
Prospectus:
Trading Symbol	MMAIX
MFS Moderate Allocation Fund | R1
Prospectus:
Trading Symbol	MAMFX
MFS Moderate Allocation Fund | R2
Prospectus:
Trading Symbol	MARRX
MFS Moderate Allocation Fund | R3
Prospectus:
Trading Symbol	MAMHX